DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ 5,495
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)		$ (8,630)	$ 6,821
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	429
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)		(4,781)	5,586
Foreign Exchange Option
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	3,387
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)		(2,571)	3,504
Foreign Exchange Option | Cost Of Revenues, Operating Expenses and Discontinued Operations
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	320
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)		66	(2,429)
Foreign Exchange Forward
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	2,108
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)		(6,059)	3,317
Foreign Exchange Forward | Cost of revenues
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ (749)
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)		$ 4,715	$ (3,157)